Columbia Select Mid Cap Growth Fund
Third Quarter Report
May 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Mid Cap Growth Fund, May 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 9.7%
Entertainment 9.0%
Liberty Media Corp.-Liberty Formula One, Class C(a)	267,589	24,294,405
Live Nation Entertainment, Inc.(a)	88,807	14,955,987
Madison Square Garden Sports Corp., Class A(a)	23,703	8,871,796
Roku, Inc.(a)	288,649	37,576,327
Spotify Technology SA(a)	50,639	25,202,018
Take-Two Interactive Software, Inc.(a)	393,971	88,312,539
Total		199,213,072
Interactive Media & Services 0.7%
Reddit, Inc., Class A(a)	91,197	16,050,672
Total Communication Services		215,263,744
Consumer Discretionary 16.2%
Hotels, Restaurants & Leisure 10.2%
Cava Group, Inc.(a)	462,914	35,949,901
DoorDash, Inc., Class A(a)	188,508	30,027,439
DraftKings, Inc., Class A(a)	508,364	12,449,834
Expedia Group, Inc.	58,264	13,155,429
Hilton Worldwide Holdings, Inc.	96,482	31,613,292
Royal Caribbean Cruises Ltd.	122,455	34,854,367
Viking Holdings Ltd.(a)	355,336	32,729,999
Wynn Resorts Ltd.	333,131	33,719,520
Total		224,499,781
Household Durables 2.2%
SharkNinja, Inc.(a)	403,289	49,156,896
Specialty Retail 2.5%
Five Below, Inc.(a)	156,547	35,592,526
Ross Stores, Inc.	88,917	20,604,737
Total		56,197,263
Textiles, Apparel & Luxury Goods 1.3%
Tapestry, Inc.	195,211	28,395,392
Total Consumer Discretionary		358,249,332
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 1.2%
Consumer Staples Distribution & Retail 1.2%
Casey’s General Stores, Inc.	33,340	25,576,447
Total Consumer Staples		25,576,447
Energy 3.8%
Oil, Gas & Consumable Fuels 3.8%
Phillips 66	188,076	33,078,807
Targa Resources Corp.	163,587	41,726,136
Texas Pacific Land Corp.	25,589	10,056,477
Total		84,861,420
Total Energy		84,861,420
Financials 2.2%
Capital Markets 2.2%
Cboe Global Markets, Inc.	48,019	16,017,218
Robinhood Markets, Inc., Class A(a)	346,488	32,673,818
Total		48,691,036
Total Financials		48,691,036
Health Care 11.0%
Biotechnology 3.4%
Argenx SE, ADR(a)	46,409	38,797,460
Insmed, Inc.(a)	176,923	18,914,838
Natera, Inc.(a)	79,141	17,677,725
Total		75,390,023
Health Care Equipment & Supplies 1.6%
Glaukos Corp.(a)	99,718	10,305,855
IDEXX Laboratories, Inc.(a)	46,019	25,933,087
Total		36,238,942
Health Care Providers & Services 2.9%
Cardinal Health, Inc.	167,292	32,923,066
Guardant Health, Inc.(a)	244,557	31,716,597
Total		64,639,663

Columbia Select Mid Cap Growth Fund  | 2026

Portfolio of Investments  (continued)
Columbia Select Mid Cap Growth Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 3.1%
ICON PLC(a)	189,731	25,816,697
IQVIA Holdings, Inc.(a)	130,381	23,756,722
Repligen Corp.(a)	148,781	18,441,405
Total		68,014,824
Total Health Care		244,283,452
Industrials 22.3%
Aerospace & Defense 11.9%
Arxis, Inc.(a)	146,580	6,585,839
ATI, Inc.(a)	122,661	21,485,301
Axon Enterprise, Inc.(a)	90,557	40,634,737
Carpenter Technology Corp.	93,730	43,957,495
Howmet Aerospace, Inc.	271,147	70,023,713
L3Harris Technologies, Inc.	70,662	22,271,249
Rocket Lab Corp.(a)	403,312	57,867,206
Total		262,825,540
Construction & Engineering 1.0%
Comfort Systems U.S.A., Inc.	11,502	21,028,072
Electrical Equipment 4.1%
Bloom Energy Corp., Class A(a)	148,740	42,390,900
Vertiv Holdings Co.	154,640	48,821,395
Total		91,212,295
Ground Transportation 3.0%
Knight-Swift Transportation Holdings, Inc.	239,556	18,117,620
XPO, Inc.(a)	223,052	47,788,891
Total		65,906,511
Machinery 1.7%
RBC Bearings, Inc.(a)	66,267	37,902,073
Trading Companies & Distributors 0.6%
Ferguson Enterprises, Inc.	61,669	13,935,344
Total Industrials		492,809,835
Information Technology 28.1%
Communications Equipment 0.5%
Lumentum Holdings, Inc.(a)	14,017	11,983,974
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 10.5%
Applied Digital Corp.(a)	1,375,728	65,044,420
Cloudflare, Inc.(a)	242,071	58,537,609
CoreWeave, Inc., Class A(a)	288,849	31,637,631
DigitalOcean Holdings, Inc.(a)	123,371	19,239,707
MongoDB, Inc.(a)	74,814	25,103,838
Snowflake, Inc., Class A(a)	90,091	23,022,755
Twilio, Inc., Class A(a)	56,440	10,759,722
Total		233,345,682
Semiconductors & Semiconductor Equipment 7.9%
Astera Labs, Inc.(a)	54,164	18,570,127
Kioxia Holdings Corp.(a)	130,200	53,614,860
Lattice Semiconductor Corp.(a)	352,823	51,893,207
Monolithic Power Systems, Inc.	32,217	50,458,588
Total		174,536,782
Software 6.8%
Datadog, Inc., Class A(a)	271,738	67,214,394
Hut 8 Corp.(a)	536,565	66,979,409
Unity Software, Inc.(a)	523,681	15,956,560
Total		150,150,363
Technology Hardware, Storage & Peripherals 2.4%
Sandisk Corp.(a)	30,835	52,264,708
Total Information Technology		622,281,509
Materials 2.0%
Chemicals 0.5%
RPM International, Inc.	104,929	11,119,326
Construction Materials 0.9%
Vulcan Materials Co.	69,042	19,533,363
Metals & Mining 0.6%
Freeport-McMoRan, Inc.	205,272	13,488,423
Total Materials		44,141,112
Columbia Select Mid Cap Growth Fund  | 2026

Portfolio of Investments  (continued)
Columbia Select Mid Cap Growth Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.9%
Independent Power and Renewable Electricity Producers 2.9%
Fervo Energy Co., Class A(a)	503,151	18,445,516
Vistra Corp.	284,261	45,547,140
Total		63,992,656
Total Utilities		63,992,656
Total Common Stocks (Cost $1,654,078,645)		2,200,150,543

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(b),(c)	24,309,519	24,299,796
Total Money Market Funds (Cost $24,299,672)		24,299,796
Total Investments in Securities (Cost: $1,678,378,317)		2,224,450,339
Other Assets & Liabilities, Net		(11,130,551)
Net Assets		2,213,319,788
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	1,792,448	1,217,410,039	(1,194,902,660)	(31)	24,299,796	15,249	1,121,315	24,309,519
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Select Mid Cap Growth Fund  | 2026

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3QT194_(07/26)